FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF CASH FLOWS) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net income		$ 92,841,128	$ 43,493,756	$ 12,956,889
Share-based compensation		4,200,273	2,702,089	3,687,951
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets		898,903	3,415,637	30,465
Amount due to a related party		849,447	1,815,307	2,178,445
Income tax payable		7,253,601	4,420,313	940,732
Amount due from related party		(6,739,322)	(1,318,195)	5,481,362
Net cash provided by operating activities		142,704,394	98,671,937	66,426,213
INVESTING ACTIVITIES
Disposition of minority interest in subsidiary				5,110,085
Net cash used in investing activities		(63,109,224)	(66,123,053)	(74,132,349)
FINANCING ACTIVITIES
Repurchase of ordinary shares				(1,350,164)
Proceeds from follow-on equity offering				30,030,000
Insurance cost for follow-on equity offering	$ (2,000,000)			(2,033,041)
Proceeds from options exercised		2,238,854	1,051,586	275,783
Net cash provided by (used in) financing activities		(37,354,319)	(30,279,523)	15,242,079
Net increase in cash and cash equivalents		44,689,127	1,497,467	7,421,528
Cash and cash equivalents at the beginning of the year		15,987,478	14,490,011	7,068,483
Cash and cash equivalents at the end of the year		60,676,605	15,987,478	14,490,011
Parent Company [Member]
OPERATING ACTIVITIES
Net income		92,841,128	43,493,756	12,956,889
Equity in earnings of subsidiaries		(97,828,948)	(46,669,238)	(17,088,195)
Share-based compensation		4,200,273	2,702,089	3,687,951
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets		50,059	(29,976)	11,099
Changes in other current liabilities		91,941	(58,806)	(96,166)
Amount due to a related party			0	(286,526)
Income tax payable		0	(108,992)	108,992
Amount due from related party
Net cash provided by operating activities		(645,547)	(671,167)	(705,956)
INVESTING ACTIVITIES
Capital contributed to subsidiaries			0	(33,256,774)
Disposition of minority interest in subsidiary			0	5,110,085
Net cash used in investing activities			0	(28,146,689)
FINANCING ACTIVITIES
Repurchase of ordinary shares			0	(1,350,164)
Proceeds from follow-on equity offering			0	30,030,000
Insurance cost for follow-on equity offering			0	(2,033,041)
Proceeds from options exercised		2,238,854	1,051,586	275,783
Net cash provided by (used in) financing activities		2,238,854	1,051,586	26,922,578
Net increase in cash and cash equivalents		1,593,307	380,419	(1,930,067)
Cash and cash equivalents at the beginning of the year		2,943,502	2,563,083	4,493,150
Cash and cash equivalents at the end of the year		$ 4,536,809	$ 2,943,502	$ 2,563,083